SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Note Purchase Agreement with Jackson Investment Group, LLC

On October 27, 2022, the Company entered into the Third Amended and Restated Note Purchase Agreement with Jackson, which amended and restated the Amended Note Purchase Agreement, dated October 26, 2020, as amended, and issued to Jackson the Jackson Note, with a remaining outstanding principal balance of approximately $9.0 million.

Under the terms of the Third Amended and Restated Note Purchase Agreement and Jackson Note, the Company is required to pay interest on the Jackson Note at a per annum rate of 12% and in the event the Company has not repaid in cash at least 50% of the outstanding principal balance of the Jackson Note by October 27, 2023, then interest on the outstanding principal balance of the Jackson Note shall continue to accrue at 16% per annum of the outstanding principal balance of the Jackson Note until the Jackson Note is repaid in full. The Third Amended and Restated Note Purchase Agreement also extends the maturity date of the Jackson Note from October 28, 2022 to October 14, 2024.

In addition, pursuant to the terms of the Third Amended and Restated Note Purchase Agreement, until all principal interest and fees due pursuant to the Third Amended and Restated Note Purchase Agreement and the Jackson Note are paid in full by the Company and are no longer outstanding, Jackson shall have a first call over 50% of the net proceeds from all common stock equity raises the Company conducts, which shall be used to pay down any outstanding obligations due pursuant to the Note Documents. The Jackson Note continues to be secured by substantially of the Company and its subsidiaries’ assets pursuant to the Amended and Restated Security Agreement with Jackson, dated September 15, 2017, as amended, and as further amended by the Omnibus Agreement (as defined below) on October 27, 2022.

Omnibus Amendment and Reaffirmation Agreement with Jackson

On October 27, 2022, in connection with the Third Amended and Restated Note Purchase Agreement, the Company entered into an Omnibus Amendment and Reaffirmation Agreement (the “Omnibus Agreement”) with Jackson, which, among other things, amends (i) the Amended and Restated Pledge Agreement, dated as of September 15, 2017, as amended and (ii) the Amended and Restated Pledge Agreement, dated as of September 15, 2017, as amended, to reflect certain of the terms as updated and amended by the Third Amended and Restated Note Purchase Agreement.

Amendment to Warrant Agreement with Jackson

On October 27, 2022, in connection with the entry into the Third Amended and Restated Note Purchase Agreement, the Company entered into Amendment No. 4 (“Amendment No. 4”) to the Amended and Restated Warrant Agreement, dated April 25, 2018 (as amended prior to Amendment No. 4, the “Existing Warrant”), with Jackson. Pursuant to the Existing Warrant and after giving effect to the 1-for-6 reverse stock split, effectuated by the Company on June 30, 2021 and the 1-for-10 reverse stock split, effectuated by the Company on June 23, 2022, Jackson was entitled to purchase 15,093 shares of common stock at an exercise price of $60.00 per share. Pursuant to Amendment No. 4, the exercise price of the Existing Warrant was reduced to $3.06 per share and the term extended to January 26, 2028.

Amendment to Credit and Security Agreement with MidCap

On October 27, 2022, the Company entered into Amendment No. 27 and Joinder Agreement to the Credit and Security Agreement (“Amendment No. 27”) with MidCap Funding IV Trust as successor by assignment to MidCap, dated April 8, 2015, which amended the Credit and Security Agreement. Amendment No. 27, among other things, (i) increases the revolving loan commitment amount from $25 million to $32.5 million (the “Loan”), (ii) extends the commitment expiry date from October 27, 2022 to September 6, 2024, and (iii) modifies certain of the financial covenants. Pursuant to Amendment No. 27, as long as no default or event of default under the Credit and Security Agreement as amended by Amendment No. 27 exists, upon written request by the Company and with the prior written consent of the agent and lenders, the Loan may be increased by up to $10 million in minimum amounts of $5 million tranches each, for an aggregate loan commitment amount of $42.5 million.

In addition, Amendment No. 27 increases the applicable margin from 4.0% to 4.25%, with respect to the Loan (other than Letter of Credit Liabilities (as defined in the Credit and Security Agreement)), and from 3.5% to 3.75% with respect to the Letter of Credit Liabilities. Amendment No. 27 also replaces the interest rate benchmark from LIBOR to SOFR and provides that the Loan shall bear interest at the sum of a term-based SOFR rate (plus a SOFR adjustment of 0.11448%) plus the Applicable Margin, subject to certain provisions for the replacement of SOFR with an alternate benchmark in connection with SOFR no longer being provided by its administrator. Notwithstanding the foregoing, the SOFR interest rate shall not be at any time less than 1.00%.

In connection with Amendment No. 27, the Company paid to MidCap a modification fee of $135,000, after deducting certain credits and fees paid in connection with previous amendments to the Credit and Security Agreement and certain waiver agreements, and agreed to pay reasonable costs and fees of MidCap’s legal counsel in connection with Amendment No. 27. On October 27, 2022, the Company drew down approximately $8 million on the Loan to pay off in full certain outstanding existing debt of Headway and its subsidiaries with respect to White Oak, which were acquired in May 2022 pursuant to the Headway acquisition.

Amendment to Intercreditor Agreement with Jackson and MidCap

On October 27, 2022, in connection with the Third Amended and Restated Note Purchase Agreement, the Jackson Note and Amendment No. 27, the Company, Jackson and MidCap entered into the Fifth Amendment to Intercreditor Agreement (the “Fifth Amendment”), which amended the Intercreditor Agreement, dated September 15, 2017, by and between the Company, Jackson and MidCap, as amended. The Fifth Amendment, among other things, permits the increase of the credit commitments under the Credit and Security Agreement as amended by Amendment No. 27 to $32.5 million.

NOTE 18 – SUBSEQUENT EVENTS

On June 23, 2022, the Company filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of Delaware to effect a 1-for-10 reverse stock split of the shares of the Company’s common stock, par value $0.00001 per share, either issued and outstanding or held by the Company as treasury stock, effective as of 4:05 p.m. (Delaware time) on June 23, 2022 (the “Reverse Stock Split”). The Company held a special meeting of stockholders on June 23, 2022 (the “Special Meeting”), at which meeting the Company’s stockholders, approved the amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of the Company’s common stock at a ratio in the range of 1-for-2 to 1-for-20, with such ratio to be determined by the Company’s board of directors (the “Board”) and included in a public announcement. Following the Special Meeting, the Board determined to effect the Reverse Stock Split at a ratio of 1-for-10 and approved the corresponding final form of the Certificate of Amendment.

On April 18, 2022, the Company entered into a Stock Purchase Agreement with Headway Workforce Solutions (“Headway”), and Chapel Hill Partners, LP, as the representatives of all the stockholders (collectively, the “Sellers”) of Headway (the “Sellers’ Representative”), pursuant to which, among other things, the Company agreed to purchase all of the issued and outstanding securities of Headway in exchange for (i) a cash payment of $14, and (ii) 9,000,000 shares of our Series H Convertible Preferred Stock, with a value equal to the Closing Payment, as defined in the Stock Purchase Agreement (the “Headway Acquisition”). On May 18, 2022, the Headway Acquisition closed. The purchase price in connection with the Headway Acquisition was approximately $9,000. Pursuant to the Stock Purchase Agreement and in connection with the closing of the Headway Acquisition, on May 17, 2022, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Delaware designating the rights, preferences and limitations of the Series H Convertible Preferred Stock, par value $0.00001 per share (the “Series H Preferred Stock”).

The purchase price in connection with the Headway Acquisition was $9,000, subject to adjustment as provided in the Stock Purchase Agreement. Pursuant to certain covenants in the Stock Purchase Agreement, the Company may be subject to a Contingent Payment of up to $5,000 based on the Adjusted EBITDA (such term as defined in the Stock Purchase Agreement) of Headway during the Contingent Period (such term as defined in the Stock Purchase Agreement).

The Stock Purchase Agreement also contains representations, warranties and indemnification obligations of the parties customary for transactions similar to those contemplated by the Stock Purchase Agreement. Such representations and warranties are made solely for purposes of the Stock Purchase Agreement and, in some cases, may be subject to qualifications and limitations agreed to by the parties in connection with the negotiated terms of the Stock Purchase Agreement and may have been qualified by disclosures that were made in connection with the parties’ entry into the Stock Purchase Agreement.

In connection with the Headway Acquisition, the Sellers’ Representative and certain of the Sellers entered into voting agreements whereby each will agree to, at every meeting of our stockholders, and at every adjournment or postponement thereof, to appear or issue a proxy to a third party to be present for purposes of establishing a quorum, and to vote all applicable shares in favor of each matter proposed and recommended for approval by the Company’s board of directors either in person or by proxy, amongst other provisions.

On May 3, 2022, the Board declared a dividend of one one-thousandth (1/1,000th) of a share of Series J Preferred Stock for each outstanding share of Common Stock to stockholders of record of Common Stock as of 5:00 p.m. Eastern Time on May 13, 2022. The holders of Series J Preferred Stock have 1,000,000 votes per whole share of Series J Preferred Stock (i.e., 1,000 votes per one one-thousandth of a share of Series J Preferred Stock) and are entitled to vote with the Common Stock, together as a single class, on the Reverse Stock Split Proposal and Adjournment Proposal, but are not otherwise entitled to vote on the other proposals, if any, to be presented at the Special Meeting. All shares of Series J Preferred Stock that are not present in person or by proxy at any meeting of stockholders held to vote on the Reverse Stock Split and the Adjournment Proposal as of immediately prior to the opening of the polls at such meeting (the “Initial Redemption Time”) will automatically be redeemed in whole, but not in part, by the Company at the Initial Redemption Time without further action on the part of the Company or the holder of shares of Series J Preferred Stock (the “Initial Redemption”). Notwithstanding the foregoing, each share of Series J Preferred Stock redeemed pursuant to the Initial Redemption will have no voting power with respect to the Reverse Stock Split, the Adjournment Proposal or any other matter. When a holder of Common Stock submits a vote on the Reverse Stock Split Proposal and the Adjournment Proposal, the corresponding number of shares of Series J Preferred Stock (or fraction thereof) held by such holder will be automatically cast in the same manner as the vote of the share of Common Stock (or fraction thereof) in respect of which such share of Series J Preferred Stock (or fraction thereof) was issued as a dividend is cast on the Reverse Stock Split, the Adjournment Proposal or such other matter, as applicable, and the proxy or ballot with respect to shares of Common Stock held by any holder on whose behalf such proxy or ballot is submitted will be deemed to include all shares of Series J Preferred Stock (or fraction thereof) held by such holder. Holders of Series J Preferred Stock will not receive a separate ballot or proxy to cast votes with respect to the Series J Preferred Stock on the Reverse Stock Split, the Adjournment Proposal or any other matter brought before the Special Meeting. For example, if a stockholder holds 10 shares of Common Stock (entitled to one vote per share) and votes in favor of the Reverse Stock Split Proposal, then 10,010 votes will be recorded in favor of the Reverse Stock Split Proposal, because the stockholder’s shares of Series J Preferred Stock will automatically be voted in favor of the Reverse Stock Split Proposal alongside such stockholder’s shares of Common Stock.

On April 19, 2022, the Company received a letter from the Listing Qualifications Department of Nasdaq (the “Staff”) notifying the Company that as the Company has not yet filed its Form 10-K for the period ended January 1, 2022, such matter serves as an additional basis for delisting the Company’s securities from Nasdaq under Nasdaq Listing Rule 5810(c)(2)(A). On May 20, 2022, the Company received a notice from the Staff notifying the Company that as the Company had not yet filed its Form 10-Q for the period ended April 2, 2022, such matter serves as a basis for delisting the Company’s securities from Nasdaq in addition to the matters previously reported.